CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED PARENT COMPANY FINANCIAL INFORMATION
Schedule of condensed financial statements

Condensed Balance Sheets

	December 31,
	2020	2019
ASSETS
Current Assets:
Cash and Equivalents	$—	$7
Total Current Assets	—	7
Other Assets:
Investment in Subsidiary	282,569	284,185
Other Assets	1,429	—
Total Other Assets	283,998	284,185
Total Assets	$283,998	$284,192
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Other Current Liabilities	$181	$468
Total Current Liabilities	181	468
Total Liabilities	181	468
Stockholders’ Equity:
Common Stock	239,162	239,141
Loans to Stockholders	(3,500)	(3,500)
Additional Paid In Capital	9,831	5,855
Retained Earnings	38,324	42,228
Total Stockholders’ Equity	283,817	283,724
Total Liabilities and Stockholders’ Equity	$283,998	$284,192

19. CONDENSED PARENT COMPANY FINANCIAL INFORMATION (continued)

Condensed Statements of Operations

			For the Period
	Year Ended December 31,		April 11, 2018 to
	2020	2019	December 31, 2018
Operating Expenses:
Other Operating, net	$179	$439	$564
Total Operating Expenses	179	439	564
Operating Income / (Loss)	(179)	(439)	(564)
Non-operating Income (Expense):
Equity in Income / (Loss) of Subsidiaries	(3,725)	46,283	197
Other, net	—	228	—
Total Non-operating Income/ (Expense), net	(3,725)	46,511	197
Income / (Loss) before Income Tax	(3,904)	46,072	(367)
Income Tax Expense / (Benefit)	—	—	—
Net Income / (Loss)	$(3,904)	$46,072	$(367)

Condensed Statements of Cash Flows

			For the Period
	Year Ended December 31,		April 11, 2018 to
	2020	2019	December 31, 2018
Cash Flows from Operating Activities:
Net Cash Provided by Operating Activities	$—	$—	$—
Cash Flows from Investing Activities:
Net Payments to Subsidiary	(28)	—	(47,866)
Net Cash Used in Investing Activities	(28)	—	(47,866)
Cash Flows from Financing Activities:
Cash Contributions from Stockholders	—	—	47,866
Net Payments from Subsidiary	—	7	—
Proceeds Received from Exercise of Apollo Warrants	21	—	—
Net Cash Provided by Financing Activities	21	7	47,866
Net Increase / (Decrease) in Cash, Cash Equivalents and Restricted Cash	(7)	7	—
Cash, Cash Equivalents and Restricted Cash—Beginning of the Period	7	—	—
Cash, Cash Equivalents and Restricted Cash—End of the Period	$—	$7	$—